Other comprehensive (loss)/income	6 Months Ended
Dec. 31, 2023
Other comprehensive (loss)/income
Other comprehensive (loss)/income

12 Other comprehensive (loss)/income

	For the year ended June 30, 2021
	Before-tax	Tax (expense)/	Net-of-tax
	amount	benefit	amount
	RMB’000	RMB’000	RMB’000
Exchange differences on translation of financial statements of overseas subsidiaries	(16,548)	—	(16,548)
Other comprehensive loss	(16,548)	—	(16,548)

	For the year ended June 30, 2022
	Before-tax	Tax (expense)/	Net-of-tax
	amount	benefit	amount
	RMB’000	RMB’000	RMB’000
Exchange differences on translation of financial statements of overseas subsidiaries	40,494	—	40,494
Other comprehensive income	40,494	—	40,494

	For the year ended June 30, 2023
	Before-tax	Tax (expense)/	Net-of-tax
	amount	benefit	amount
	RMB’000	RMB’000	RMB’000
Exchange differences on translation of financial statements of overseas subsidiaries	41,198	—	41,198
Other comprehensive income	41,198	—	41,198

	For the six months ended December 31, 2023
	Before-tax	Tax (expense)/	Net-of-tax
	amount	benefit	amount
	RMB’000	RMB’000	RMB’000

Exchange differences on translation of financial statements of overseas subsidiaries	(32,504)	—	(32,504)

Other comprehensive loss	(32,504)	—	(32,504)